STROOCK & STROOCK & LAVAN LLP
180 MAIDEN LANE
NEW YORK, NEW YORK 10038-4982

May 31, 2016
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
 Attention:  Patrick Scott
Re:	Dreyfus Midcap Index Fund, Inc.
(Registration Nos: 033-41078 and 811-06325)

Ladies and Gentlemen:
On behalf of Dreyfus Midcap Index Fund, Inc. (the "Fund"), transmitted for filing pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the "Securities Act"), is Post-Effective Amendment No. 40 ("Amendment No. 40") to the Fund's Registration Statement on Form N-1A (the "Registration Statement"), which is being filed in order to add Class I shares to the Fund.  The Fund currently offer a single class of shares, without a separate designation, which will be redesignated as Investor shares.
Class I shares will not be subject to any front-end sales charge or contingent deferred sales charge, or to any distribution plan fees or shareholder services plan fees.  Class I shares will only be offered to institutional and other eligible investors.  The Fund's Class I shares will conform in all material respects to the Class I shares of other funds in the Dreyfus Family of Funds.
The Fund intends to file a subsequent amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act prior to the effective date of Amendment No. 40 in order to file certain exhibits, including Articles of Amendment, Articles Supplementary, a Rule 18f-3 plan and the consent of the Fund's independent registered public accounting firm, and to make certain other revisions.  The Fund's Tandy certification is filed herewith.
Please note that Amendment No. 40 is identical to that of Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A of Dreyfus Index Funds, Inc., which was transmitted for filing pursuant to Rule 485(a)(1) of the Securities Act on May 31, 2016, with the exception of the cover page and Part C to the Registration Statement.
Please telephone the undersigned at 212.806.6401, or Janna Manes of this office at 212.806.6141, if you have any questions.
Very truly yours,

/s/ Max Vogel
Max Vogel

cc:	David Stephens
Janna Manes

May 31, 2016

Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549
Attention:  Patrick Scott

Re:	Dreyfus Midcap Index Fund, Inc.
(Registration Nos: 033-41078 and 811-06325)
Ladies and Gentlemen:
At the request of the staff (the "Staff") of the Securities and Exchange Commission (the "Commission"), the undersigned Registrant acknowledges the following:
•	the Registrant is responsible for the adequacy and accuracy of the disclosure in the filing;

•	Staff comments or changes to disclosure in response to Staff comments in the filing reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and
•	the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.
Sincerely,
DREYFUS MIDCAP INDEX FUND, INC.

By:	/s/ Jeff Prusnofsky
Jeff Prusnofsky
Vice President